Restatement of Financial Statements - Restatement of Balance Sheet (Parenthetical) (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Nov. 23, 2020
Restatement [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Preferred stock, par value		0.0001	$ 0.0001
Class A Ordinary Shares
Restatement [Line Items]
Common stock, par value	0.0001	0.0001
Class A Ordinary Shares | Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Temporary equity, par value		0.0001	0.0001
Common stock, par value		0.0001	0.0001
Class B Ordinary Shares
Restatement [Line Items]
Common stock, par value	$ 0.0001	0.0001
Class B Ordinary Shares | Reinvent Technology Partners Z [Member]
Restatement [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001